UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
August 02, 2010

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	8531
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ELEC PWR              COM              025537101      113     3500 SH       SOLE                     3500
BANK OF AMERICA                COM              060505104      103     7171 SH       SOLE                     7171
BECTON DICKINSON               COM              075887109      311     4595 SH       SOLE                     4595
BRIDGE RESOURCES               COM              10805W105        4    10000 SH       SOLE                    10000
CATERPILLAR INC                COM              149123101      100     1660 SH       SOLE                     1660
CHEVRON CORP                   COM              166764100       12      175 SH       SOLE                      175
CISCO SYSTEMS                  COM              17275R102      258    12130 SH       SOLE                    12130
CONSOLIDATED EDISON            COM              209115104      261     6050 SH       SOLE                     6050
COSTCO                         COM              22160K105      357     6520 SH       SOLE                     6520
DUKE ENERGY                    COM              26441C105      219    13675 SH       SOLE                    13675
EXXON MOBIL                    COM              30231G102      526     9218 SH       SOLE                     9218
GENERAL ELECTRIC               COM              369604103      170    11788 SH       SOLE                    11788
GENERAL MILLS                  COM              370334104       69     1950 SH       SOLE                     1950
INT'L BUS MACH                 COM              459200101       67      542 SH       SOLE                      542
JOHNSON & JOHNSON              COM              478160104      432     7310 SH       SOLE                     7310
METLIFE                        COM              59156R108      153     4050 SH       SOLE                     4050
MICRON TECH                    COM              595112103        8      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      331    14390 SH       SOLE                    14390
NOBLE CORP                     COM                              91     2950 SH       SOLE                     2950
PROCTOR & GAMBLE               COM              742718109      201     3343 SH       SOLE                     3343
STATE STREET                   COM              857477103       19      550 SH       SOLE                      550
US BANCORP                     COM              902973106      893    39975 SH       SOLE                    39975
WAL-MART                       COM              931142103       53     1100 SH       SOLE                     1100
WELLS FARGO                    COM              949746101        5      200 SH       SOLE                      200
BARCLAYS BK 6.625% PERP                         06739F390       14      700 SH       SOLE                      700
BB&T CAP TST 8.95% CALL 9/15/1                  05530j205       23      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       47     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 7.25% CALL 12                  780097713       79     6550 SH       SOLE                     6550
ARTISAN INTL FD                                 04314H204       37 2094.972 SH       SOLE                 2094.972
BARON GROWTH FD                                 068278209     1025 24991.474SH       SOLE                24991.474
INVESCO DEVELOPING MKTS A                       00141T577       40 1470.588 SH       SOLE                 1470.588
LAUDUS INT'L MRKTMASTERS INST                   808509640      901 59801.772SH       SOLE                59801.772
LAUDUS INT'L MRKTMASTERS INV                    808509889       18 1192.820 SH       SOLE                 1192.820
THORNBURG VAL FD-A                              885215731       74 2617.048 SH       SOLE                 2617.048
ISHARES BARCLAYS 1-3 YR TRS BD                  464287457     1001 11900.000SH       SOLE                11900.000
ISHARES BARCLAYS TRES PROT INF                  464287176       87  810.000 SH       SOLE                  810.000
ISHARES COMEX GOLD TRUST                        464285105      229 18850.000SH       SOLE                18850.000
ISHARES S&P PREFD INDX                          464288687      202 5450.000 SH       SOLE                 5450.000